Share Capital (Tables)	6 Months Ended
Jun. 30, 2019
Share-based Payment Arrangement [Abstract]
Summary of stock option activities and related information

	Number of ordinary shares		Number of ordinary shares
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	June 30, 2019		December 31, 2018

Ordinary shares	200,000,000	24,033,660	200,000,000	23,491,948

Summary of stock option activities and related information
Number of options

Outstanding options as of December 31, 2018	1,714,039
Granted	207,500
Forfeited	(107,158)

Outstanding options as of June 30, 2019	1,814,381

Summary of stock based compensation
	Six months ended June 30,
	2019	2018
	Unaudited

Research and Development	$8,077	$18,362
Sales and Marketing	3,728	7,419
General and Administrative	47,494	51,215

	$59,299	$76,996

Summary of outstanding warrants

e.	The Company’s outstanding warrants classified as equity as of June 30, 2019 are as follows:

Outstanding	Issuance year	Exercise price		Exercisable through

117,209	2009	$	(*)	Exit event	(**)
59,384	2013		0.92	2023	(**)
170,000	2018		0.50	2023	(**)
600,000	2018		0.50	2023	(**)
466,667	2018		$0.50	2023	(**)

1,413,260

(*)	Represents an amount lower than $0.01
(**)	Issued in connection with the 2009, 2013 and 2018 arrangements.